Income Tax Benefit - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current income tax on profits for the period	$ 40,184	$ 4,457	$ 11,110
Income tax on unappropriated retained earnings	9,283
Prior year income tax underestimation	276,516
Total current income tax	325,983	4,457	11,110
Deferred income tax:
Relating to origination and reversal of temporary differences	(633,229)	(595,539)	(258,287)
Income tax benefit	$ (307,246)	$ (591,082)	$ (247,177)